Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of certain statutory basis financial information
	Statutory Basis		Statutory Basis
	Capital and Surplus		Net Income (Loss)
	2016	2015	2016	2015	2014

MLIC	$ 23,205	$ 21,111	$ 1,051	$ 1,112	$ (1,792)